ADVISORS SERIES TRUST
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

March 2, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
ActivePassive Large Cap Growth Fund (S000020408)
ActivePassive Large Cap Value Fund (S000020410)
ActivePassive Small/Mid Cap Fund (S000020411)
ActivePassive International Equity Fund (S000020413)
ActivePassive Global Bond Fund (S000020415)
ActivePassive Intermediate Taxable Bond Fund (S000020416)
ActivePassive Intermediate Municipal Bond Fund (S000020409)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive International Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2012, and filed electronically as Post-Effective Amendment No. 406 to the Trust’s Registration Statement on Form N-1A on February 28, 2012.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC